Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options granted in share-based payment arrangement	3,374,000	3,374,000	2,915,000	2,915,000
Weighted average exercise price of share options granted in share-based payment arrangement		$ 3.64		$ 2.18
Risk free interest rate, share options granted	1.55%	1.55%	0.55%	0.55%
Expected volatility, share options granted	64.95%	64.95%	49.52%	49.52%
Weighted average Black-Scholes value assigned, stock options granted	$ 1.42		$ 0.50